Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Utility Inventory

($ millions)	2023	2022
Materials and supplies	431	394
Gas and fuel in storage	96	235
Coal inventory	39	32
	566	661